Consolidated statements of changes in equity - USD ($) $ in Thousands		Total	Share Capital		Other equity instruments		Legal reserve	Legal reserve Ordinary and Extraordinary General Shareholders Meeting on April26, 2022 [Member]	Legal reserve Ordinary and Extraordinary General Shareholders Meeting on December7, 2022 [Member]	Legal reserve Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]	Share-based payment		Share repurchase reserve	Share repurchase reserve Ordinary and Extraordinary General Shareholders Meeting on April26, 2022 [Member]	Share repurchase reserve Ordinary and Extraordinary General Shareholders Meeting on December7, 2022 [Member]	Share repurchase reserve Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]	Other accumulated comprehensive income (losses)	Accumulated profit (losses)		Accumulated profit (losses) Ordinary and Extraordinary General Shareholders Meeting on April26, 2022 [Member]	Accumulated profit (losses) Ordinary and Extraordinary General Shareholders Meeting on December7, 2022 [Member]	Accumulated profit (losses) Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]
Beginning Balance at Dec. 31, 2020		$ 508,518	$ 659,400								$ 23,046						$ (3,511)	$ (170,417)
Profit/Loss for the year		50,650																50,650
Other comprehensive income for the year		(2,465)															(2,465)
Total comprehensive profit for the year		48,185															(2,465)	50,650
Reduction of capital stock		72,695	(72,695)	[1]														72,695	[1]
Share-based payments	[2]	8,556	1								8,555
Ending Balance at Dec. 31, 2021		565,259	586,706								31,601						(5,976)	(47,072)
Profit/Loss for the year		269,535																269,535
Other comprehensive income for the year		(2,718)															(2,718)
Total comprehensive profit for the year		266,817															(2,718)	269,535
Creation of legal reserve	[3]							$ 1,255	$ 1,348											$ (1,255)	$ (1,348)
Creation of share repurchase reserve	[3]													$ 23,840	$ 25,625					$ (23,840)	$ (25,625)
Reduction of capital stock		39,530	(39,530)	[1]														39,530	[1]
Cashless exercises of warrants	[1]	32,144			$ 32,144	[4]
Share repurchase	[1]	(29,304)	(29,304)
Share-based payments		9,144	1								9,143	[5]
Ending Balance at Dec. 31, 2022		844,060	517,873		32,144		$ 2,603				40,744		$ 49,465				(8,694)	209,925
Profit/Loss for the year		396,955																396,955
Other comprehensive income for the year		4,267															4,267
Total comprehensive profit for the year		401,222															4,267	396,955
Creation of legal reserve	[3]									$ 5,630												$ (5,630)
Creation of share repurchase reserve	[3]															$ 29,859						$ (29,859)
Share-based payments		1,733	1								1,732	[6]
Ending Balance at Dec. 31, 2023		$ 1,247,015	$ 517,874		$ 32,144		$ 8,233				$ 42,476		$ 79,324				$ (4,427)	$ 571,391

[1]	See Note 21.1.
[2]	Including 10,592 of share-based payments for the year ended December 31, 2021 (Note 8), net of tax charges.
[3]	See Note 21.2.
[4]	Including 32,894 of cashless exercise of warrant (Note 18.3 and 18.5.1), net of 750 related to expenses.
[5]	Including 16,576 share-based payments (Note 8), net of tax charges.
[6]	Including 23,133 share-based payments (Note 8), net of tax charges.